Document and Entity Information	Oct. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2021
Entity Registrant Name	CARVER BANCORP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13007
Entity Tax Identification Number	13-3904174
Entity Address, Address Line One	75 West 125th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10027-4512
City Area Code	212
Local Phone Number	360-8820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001016178
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CARV
Security Exchange Name	NASDAQ